Net income / (expenses) on reinsurance held - Summary of net income / (expenses) on reinsurance held (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	€ 325	€ 182	€ 275
Insurance contracts issued [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	325	182	275
Insurance contracts issued [member] | Contracts not measured under the PAA [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Assumption changes that relate to (a reversal of) underlying onerous contracts	56	31	38
Experience adjustments that relate to (a reversal of) underlying onerous contracts	398	516	562
Release of the contractual service margin for services received	(14)	(26)	63
Release of risk adjustment for non-financial risk	(83)	(118)	(134)
Experience adjustments on current service	(36)	(217)	(280)
Changes in fulfilment cash flows relating to incurred claims	3	(2)	(12)
Loss on retrospective reinsurance (reinsurance purchased relating to incurred claims)	1	(17)
New contracts issued/acquired: loss on initial recognition of underlying contracts		12	31
Establishing of loss recovery component from onerous underlying contracts		7	8
Reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	(1)	(3)	(2)
Net income / (expenses) on reinsurance held	325	181	274
Insurance contracts issued [member] | Contracts measured under the PAA [member]
Disclosure of Detailed Information About Net Expenses on Reinsurance Held [Line Items]
Net income / (expenses) on reinsurance held	€ 0	€ 1	€ 1